Leases (Details) - Schedule of Operating Lease Related Assets and Liabilities - USD ($)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024
Schedule of Operating Lease Related Assets and Liabilities [Abstract]
Operating lease right-of-use lease assets	$ 4,746,047		$ 3,979,727
Operating lease liabilities – current	1,691,518		1,523,222
Operating lease liabilities – non-current	3,051,290		2,488,823
Total operating lease liabilities	4,742,808		$ 4,012,045
Finance leases cost:
Amortization of right-of-use assets	64,410	$ 163,624
Interest on lease liabilities	33,216	29,141
Total finance leases cost	$ 97,626	$ 192,765